Annual Total Returns (Vanguard Growth Index Fund - Investor Shares Retail) (Vanguard Growth Index Fund, Vanguard Growth Index Fund - Investor Shares)	12 Months Ended
Dec. 31, 2014
Vanguard Growth Index Fund | Vanguard Growth Index Fund - Investor Shares
Annual Total Return
2014	13.47%
2013	32.16%
2012	16.89%
2011	1.71%
2010	16.96%
2009	36.29%
2008	(38.32%)
2007	12.56%
2006	9.01%
2005	5.09%